Financial risk - Bank’s liquidity ratios (Details)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of financial assets [line items]
Net liquid assets ratio	167.46%	199.19%
Weighted average [member]
Disclosure of financial assets [line items]
Net liquid assets ratio	132.63%	122.80%
Top of range [member]
Disclosure of financial assets [line items]
Net liquid assets ratio	276.86%	306.82%
Minimum of the year
Disclosure of financial assets [line items]
Net liquid assets ratio	81.18%	66.43%